INCOME TAXES	12 Months Ended
Dec. 31, 2021
T U R N O N G R E E N I N C [Member]
INCOME TAXES

12. INCOME TAXES

The Company files its tax returns as part of its sole shareholder’s consolidated federal and state income tax filings. The estimated deferred tax assets and tax liabilities is based on if the Company had filed on a stand-alone basis and not as part of a consolidated return.

The following is a geographical breakdown of income/loss before the provision for income tax, for the years ended December 31, 2021 and 2020:

	2021	2020
Pre-tax income (loss)
U.S. Federal	$(1,827,000)	$(568,000)
Foreign	-	-
Total	$(1,827,000)	$(568,000)

The federal and state income tax (provision) benefit is summarized as:

	2021	2020
Current
U.S. Federal	$-	$-
U.S. State	-	-
Foreign	-	-
Total current provision	-	-
Deferred
U.S. Federal	-	-
U.S. State	-	-
Foreign	-	-
Total deferred provision (benefit)	-	-
Total provision (benefit) for income taxes	$-	$-

Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and income tax purposes and (b) operating losses and tax credit carryforwards. Significant components of the Company's deferred taxes as of December 31 were as follows:

	2021		2020
Deferred tax asset:
Net operating loss		5,302,000		4,931,000
Intangible asset basis		146,000		160,000
Deferred rent liability		74,000		92,000
Accrued vacation		-		55,000
Accrued warranty		12,000		12,000
Total deferred tax asset		5,534,000		5,250,000

Deferred tax liability:
ROU assets		(68,000)		(87,000)
Fixed asset basis		(15,000)		(20,000)
Total deferred income tax liabilities		(83,000)		(107,000)
Net deferred income tax assets		5,451,000		5,143,000
Valuation allowance		(5,451,000)		(5,143,000)
Deferred tax asset (liability), net	$	(-)	$	(-)

Events which may restrict utilization of a company’s net operating loss and credit carryforwards include, but are not limited to, certain ownership change limitations as defined in Internal Revenue Code Section 382 and similar state provisions. In the event the Company has had a change of ownership, utilization of carryforwards could be restricted to an annual limitation. The annual limitation may result in the expiration of net operating loss carryforwards before utilization. The Company has not undertaken a study to determine if its net operating losses are limited. In the event the Company previously experienced an ownership change, or should experience an ownership change in the future, the amount of net operating loss carryovers available in any taxable year could be limited and may expire unutilized. The impact of any such limitations or expirations would not have a material impact on the financials since all the deferred tax assets for the Company’s attributes are fully offset by a valuation allowance.

ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is "more likely than not." Realization of the future tax benefits is dependent on the Company's ability to generate sufficient taxable income within the carryforward period. Because of the Company's recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be realized and, accordingly, has provided a valuation allowance.

The valuation allowance increased by $308,000 during 2021 and $149,000 during 2020.

Net operating losses and tax credit carryforwards as of the Financial Statement Dates are as follows:

	2021 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$7,860,000	Do Not Expire
Net operating losses, federal (Pre-January 1, 2018)	11,185,000	2022 to 2037
Net operating losses, state	18,653,000	2029 to 2041

	2020 Amount	Expiration Years
Net operating losses, federal (Post December 31, 2017)	$5,805,000	Do Not Expire
Net operating losses, federal (Pre-January 1, 2018)	12,152,000	2020 to 2031
Net operating losses, state	16,610,000	2029 to 2040

The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows:

	2021	2020
Statutory Rate	21.00%	21.00%
State Tax	6.98%	6.53%
Permanent Differences	-	-0.06%
Changes in VA	-16.87%	-26.18%
True-ups	-11.11	-1.29%
Total	0.00%	0.00%

The Company’s statute of limitations remains open for various taxable years in various U.S. federal and California jurisdictions.